UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Archwest Mortgage Trust 2026-RTL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:	0002087927
Central Index Key Number of issuing entity (if applicable):	Not applicable
Central Index Key Number of underwriter (if applicable):	Not applicable

Kieran Brady, (908) 577-1106

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS- 15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 11, 2026

Archwest Depositor, LLC
(Depositor)

By:	/s/ Kieran Brady
Name:	Kieran Brady
Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit 99.1	Setpoint Technologies Inc. (“Setpoint”) Executive Summary

Exhibit 99.2	Setpoint Report

Exhibit 99.3	Setpoint Summary

Exhibit 99.4	Setpoint Guarantors

Exhibit 99.5	Setpoint Conditions

Exhibit 99.6	Setpoint Waivers

Exhibit 99.7	Setpoint Initial Review

Exhibit 99.8	Setpoint Overrides

Exhibit 99.9	Setpoint Secondary Valuations